Labor and Social Security Obligations (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Labor and Social Security Obligations

	12/31/2023	12/31/2022
Profit sharing	93,611	80,840
Labor provisions	13,252	9,860

	106,863	90,700

Current	101,506	87,732
Non-current	5,357	2,968